Share Capital - Summary of Details of Shares Issued (Parenthetical) (Details) - £ / shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Options Exercised at £1.25
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price		£ 1.25	£ 0.25
Options Exercised at £0.05
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price	£ 0.05	0.05
Options Exercised at £1.17
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price		1.17	1.17
Options Exercised at £0.25
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price		0.25
Options Exercised at £1.15
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price			£ 1.15
Options exercised at £1.00
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price	1.00	1.00
Options Exercised at £1.06
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price		1.06
Options Exercised at £1.10
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price		1.10
Options Exercised at £1.12
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price		£ 1.12
Options Exercised at £0.85
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price	0.85
Options Exercised at £1.90
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price	£ 1.90